Postretirement Benefit Plans - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 367	$ 9	$ 9
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	15	9
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	7	4
Level 1 | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	6	4
Level 1 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2	1
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	211	0
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	23	0
Level 2 | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	188	0
Level 2 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	28	0
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Level 3 | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Level 3 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Level 3 | Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	28	0
Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	112	0
Fair Value Measured at Net Asset Value Per Share | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	24	0
Fair Value Measured at Net Asset Value Per Share | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	31	0
Fair Value Measured at Net Asset Value Per Share | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	47	0
Fair Value Measured at Net Asset Value Per Share | Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	10	0
Fair Value Measured at Net Asset Value Per Share | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	366	9
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	54	4
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	225	4
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	47	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	38	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2	1
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Other items to reconcile to fair value of plan assets
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 1	$ 0